Trade and Other Receivables - Additional Information (Details) £ in Millions, $ in Billions	Dec. 31, 2019 GBP (£)	Mar. 01, 2019 CAD ($)	Dec. 31, 2018 GBP (£)
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	£ 295		£ 270
Litigation deposits	£ 110		£ 553
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	4.20%		3.50%
UK sterling
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	0.20%		4.20%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.10%		1.60%
Other Currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	11.20%		6.60%
Canada
Disclosure Of Trade And Other Receivables [Line Items]
Recoverable payments under Quebec Class Action	£ 436
Reducing payments under Quebec Class Action | $		$ 9.2
Deposit amount to escrow account under Quebec Class Action | $		$ 1.1
Rebates
Disclosure Of Trade And Other Receivables [Line Items]
Prepayments and accrued income	5		£ 6
Factoring of receivables | Collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised through factoring arrangements	572		428
Factoring of receivables | Non collection agent
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised through factoring arrangements	£ 26		£ 40